Schedule of Fair Value of Options, By Following Weighted Average Assumptions (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Subsequent Events [Abstract]
Risk-free interest rate	2.90%	3.30%
Expected volatility	132.00%	126.00%
Expected life (years)	3 years 1 month 17 days	4 years 4 months 24 days
Expected dividend yield	0.00%	0.00%